Long-term debt - Narrative (Details)								12 Months Ended
	Oct. 15, 2018 CAD ($)	Sep. 21, 2018 CAD ($)	May 04, 2018 CAD ($)	Apr. 16, 2018 CAD ($)	Oct. 30, 2017 CAD ($)	Oct. 09, 2017 CAD ($)	May 12, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Sep. 14, 2018 CAD ($)	Sep. 14, 2018 USD ($)	Aug. 21, 2018 CAD ($)	Mar. 29, 2018 CAD ($)	Mar. 29, 2018 USD ($)	Mar. 12, 2018 CAD ($)	Sep. 29, 2017 CAD ($)	Feb. 27, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Early debt redemption costs								$ 20,000,000	$ 20,000,000
Series 8 notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed	$ 200,000,000
Series 8 notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)	5.625%
Series M-25 medium term notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed		$ 1,000,000,000
Series M-25 medium term notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)		3.35%
Series US-1 Notes
Disclosure of detailed information about borrowings [line items]
Principal amount										$ 526,000,000	$ 400,000,000		$ 967,000,000	$ 750,000,000
Series US-1 Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)										4.464%	4.464%		4.464%	4.464%
Series M-48 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount												$ 1,000,000,000
Series M-48 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)												3.80%
Series M-28 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed			$ 400,000,000
Series M-28 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)			3.50%
Series 9 notes
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed				$ 200,000,000
Series 9 notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				4.59%
Series M-33 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)				5.52%
Principal amount redeemed				$ 300,000,000
Series M-47 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount															$ 500,000,000
Series M-47 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)															3.35%
Series M-22 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed					$ 1,000,000,000
Series M-22 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)					4.40%
Series M-36 debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed						$ 300,000,000
Series M-36 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)						4.88%
Series M-40 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 700,000,000
Series M-40 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																3.00%
Series M-46 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																$ 800,000,000
Series M-46 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																3.60%
Series M-35 debentures
Disclosure of detailed information about borrowings [line items]
Principal amount redeemed							$ 350,000,000
Series M-35 debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)							4.37%
Series M-44 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																	$ 1,000,000,000
Series M-44 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																	2.70%
Series M-45 MTN debentures
Disclosure of detailed information about borrowings [line items]
Principal amount																	$ 500,000,000
Series M-45 MTN debentures | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate (as a percent)																	4.45%